Note 4 - Trade Receivables (Details) - Trade Receivables (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Trade Receivables [Abstract]
Trade receivables	$ 23,714	$ 21,442
Less: Allowance for doubtful accounts	(1,101)	(884)
	$ 22,613	$ 20,558